Property and Equipment, Net	12 Months Ended
Mar. 31, 2024
Property and Equipment, Net [Abstract]
Property and Equipment, Net

7. Property and Equipment, Net

As of March 31, 2024 and 2023, property and equipment, net, consisted of the following:

	As of March 31,
	2024	2023
Computer equipment	$39,083	$37,520
Furniture and office equipment	6,505	6,485
Leasehold improvements	33,800	33,696
Less: accumulated depreciation	(59,086)	(49,513)
Total property and equipment, net	$20,302	$28,188

Depreciation expense was $9,421, $10,455 and $5,122 for the years ended March 31, 2024, 2023 and 2022, respectively.